Basis of Preparation (Tables)	9 Months Ended
Sep. 30, 2023
Basis of Preparation [Abstract]
Schedule of Unaudited Condensed Interim Consolidated Financial Statements	The unaudited condensed interim consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries:
Name of Subsidiary	Place of Incorporation	Ownership
Queensgate Resources Corp.	British Columbia, Canada	100%
Queensgate Resources US Corp.	Nevada, USA	100%
Siyata Mobile (Canada) Inc.	British Columbia, Canada	100%
Siyata Mobile Israel Ltd.	Israel	100%
Signifi Mobile Inc.	Quebec, Canada	100%
ClearRF Nevada Ltd.	Nevada, USA	100%